Information about Available-for-Sale Securities and Held-to-Maturity Securities with Gross Unrealized Losses and Length of Time Individual Securities Have Been in Continuous Unrealized Loss Position (Detail) (Available-for-sale securities)
In Millions, unless otherwise specified
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Japanese and foreign government bond securities USD ($)	Mar. 31, 2012 Japanese and foreign government bond securities JPY (¥)	Mar. 31, 2011 Japanese and foreign government bond securities JPY (¥)	Mar. 31, 2012 Japanese prefectural and foreign municipal bond securities USD ($)	Mar. 31, 2012 Japanese prefectural and foreign municipal bond securities JPY (¥)	Mar. 31, 2011 Japanese prefectural and foreign municipal bond securities JPY (¥)	Mar. 31, 2012 Corporate debt securities USD ($)	Mar. 31, 2012 Corporate debt securities JPY (¥)	Mar. 31, 2011 Corporate debt securities JPY (¥)	Mar. 31, 2012 Specified bonds issued by SPEs in Japan USD ($)	Mar. 31, 2012 Specified bonds issued by SPEs in Japan JPY (¥)	Mar. 31, 2011 Specified bonds issued by SPEs in Japan JPY (¥)	Mar. 31, 2012 CMBS and RMBS in the U.S., and other asset-backed securities USD ($)	Mar. 31, 2012 CMBS and RMBS in the U.S., and other asset-backed securities JPY (¥)	Mar. 31, 2011 CMBS and RMBS in the U.S., and other asset-backed securities JPY (¥)	Mar. 31, 2012 Other debt securities USD ($)	Mar. 31, 2012 Other debt securities JPY (¥)	Mar. 31, 2011 Other debt securities JPY (¥)	Mar. 31, 2012 Equity securities USD ($)	Mar. 31, 2012 Equity securities JPY (¥)	Mar. 31, 2011 Equity securities JPY (¥)
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	$ 2,259	¥ 185,684	¥ 337,103	$ 912	¥ 74,978	¥ 63,438	$ 138	¥ 11,316	¥ 22,444	$ 287	¥ 23,568	¥ 184,185	$ 391	¥ 32,139	¥ 49,180	$ 360	¥ 29,586	¥ 6,660			¥ 0	$ 171	¥ 14,097	¥ 11,196
Less than 12 months Gross unrealized losses	(38)	(3,109)	(6,680)	0	(5)	(169)	(1)	(107)	(92)	(3)	(208)	(2,071)	(6)	(499)	(2,025)	(2)	(198)	(853)			0	(26)	(2,092)	(1,470)
12 months or more Fair value	941	77,363	83,545	0	0	0	0	0	0	304	24,982	1,980	363	29,826	49,398	138	11,316	24,288			2,988	136	11,239	4,891
12 months or more Gross unrealized losses	(95)	(7,803)	(4,925)	0	0	0	0	0	0	(29)	(2,435)	(20)	(7)	(595)	(1,100)	(41)	(3,340)	(2,990)			(12)	(18)	(1,433)	(803)
Total Fair value	3,200	263,047	420,648	912	74,978	63,438	138	11,316	22,444	591	48,550	186,165	754	61,965	98,578	498	40,902	30,948			2,988	307	25,336	16,087
Total Gross unrealized losses	$ (133)	¥ (10,912)	¥ (11,605)	$ 0	¥ (5)	¥ (169)	$ (1)	¥ (107)	¥ (92)	$ (32)	¥ (2,643)	¥ (2,091)	$ (13)	¥ (1,094)	¥ (3,125)	$ (43)	¥ (3,538)	¥ (3,843)	$ 0	¥ 0	¥ (12)	$ (44)	¥ (3,525)	¥ (2,273)